Consolidated Statements of Changes in Equity - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2020	Jun. 01, 2018	Jan. 01, 2018	Dec. 31, 2017
Net income	$ 94	$ 409	$ 399	$ 359
OCI, net of tax	(447)	(171)	564	888
Dividend, Share-based Payment Arrangement, Cash			(319)	(700)
Adjustments to Additional Paid in Capital, Dividends in Excess of Retained Earnings	(619)
Adjustment to APIC, Contribution from Parent	102
Stockholders' Equity Attributable to Parent	(5,810)	(2,005)	(3,185)	(2,552)	$ (2,541)	$ (1,767)	$ (6,680)	$ (6,680)
Cumulative Effect of Accounting Changes					(11)
Common Stock [Member]
Stockholders' Equity Attributable to Parent	(6)	(6)	(6)	(6)	(6)	(6)	(6)	(6)
Additional Paid-in Capital [Member]
Adjustments to Additional Paid in Capital, Dividends in Excess of Retained Earnings	(619)
Adjustment to APIC, Contribution from Parent	102
Stockholders' Equity Attributable to Parent	(3,022)	(1,761)	(1,761)	(1,761)	(1,761)	(1,761)	(3,539)	(3,539)
AOCI Attributable to Parent [Member]
OCI, net of tax	(447)	(171)	564	888
Stockholders' Equity Attributable to Parent	(758)	171	(1,281)	(717)	(717)	0	(1,205)	(1,023)
AOCI Attributable to Parent [Member] | Cumulative Effect, Period of Adoption, Adjustment
Cumulative Effect of Accounting Changes							182
Retained Earnings [Member]
Net income	94	409	399	359
Dividend, Share-based Payment Arrangement, Cash			(319)	(700)
Stockholders' Equity Attributable to Parent	$ (2,024)	$ (409)	$ (137)	$ (68)	(57)	$ 0	(1,930)	$ (2,112)
Retained Earnings [Member] | Cumulative Effect, Period of Adoption, Adjustment
Cumulative Effect of Accounting Changes							$ (182)
Retained Earnings [Member] | Accounting Standards Update 2016-13 | Cumulative Effect, Period of Adoption, Adjustment
Cumulative Effect of Accounting Changes					$ (11)